INCOME TAXES (Details 2) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets:
Tax loss	$ 4,265	$ 3,935
Share-based compensation	11	397
Reserves and accruals		17
Total deferred tax assets	4,276	4,349
Deferred tax asset not recognized	(4,276)	(4,349)
Net deferred tax asset